GLOBAL REAL ESTATE INDEX FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

GLOBAL REAL ESTATE INDEX FUND

SUPPLEMENT DATED APRIL 26, 2024 TO THE FUND’S PROSPECTUS DATED JULY 31, 2023, AS SUPPLEMENTED

Effective April 26, 2024, the portfolio managers of the Global Real Estate Index Fund (the “Fund”) are Brent D. Reeder and Volter Bagriy. Accordingly, the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Global Real Estate Index Fund – Management” on page 50 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Global Real Estate Index Fund. Brent D. Reeder, Senior Vice President of NTI, and Volter Bagriy, CFA, CAIA, Vice President of NTI, have been managers of the Fund since July 2019 and April 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The last paragraph on page 204 of the Prospectus under the section entitled “FUND MANAGEMENT – EQUITY AND EQUITY INDEX FUNDS” is deleted and replaced with the following:

The managers for the Emerging Markets Equity Index Fund are Robert D. Anstine and Brent D. Reeder, each a Senior Vice President of NTI. Messrs. Anstine and Reeder have been the managers of the Fund since July 2019. Mr. Reeder joined NTI in 1993 and has managed quantitative equity portfolios. Mr. Reeder is also a portfolio manager of the other Equity Index Funds. Mr. Anstine joined NTI in January 2007 and is a Portfolio Manager with the Global Index Team.

The managers for the Global Real Estate Index Fund are Volter Bagriy, CFA, CAIA, Vice President of NTI, and Brent D. Reeder, Senior Vice President of NTI. Messrs. Bagriy and Reeder have been managers of the Fund since April 2024 and July 2019, respectively. Mr. Reeder joined NTI in 1993 and has managed quantitative equity portfolios. Mr. Reeder is also a portfolio manager of the other Equity Index Funds. Mr. Bagriy joined NTI in 2014 and serves as a portfolio manager on the Global Index team.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO GRET (04/24)

NORTHERN FUNDS PROSPECTUS

GLOBAL REAL ESTATE INDEX FUND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

GLOBAL REAL ESTATE INDEX FUND

SUPPLEMENT DATED APRIL 26, 2024 TO THE FUND’S SAI DATED JULY 31, 2023, AS SUPPLEMENTED

Effective April 26, 2024, the portfolio managers of the Global Real Estate Index Fund (the “Fund”) are Brent D. Reeder and Volter Bagriy. Accordingly, the SAI is amended as follows:

1.	The information for the Fund in the table under the section entitled “PORTFOLIO MANAGERS” on page 111 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Global Real Estate Index Fund	Brent D. Reeder and Volter Bagriy***

***	Became a Portfolio Manager effective April 26, 2024.

2.

The following information, as of March 31, 2024, with respect to Volter Bagriy is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 112 of the SAI:

The table below discloses the accounts within each type of category listed below for which Volter Bagriy* was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2024.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$ 0	0	$0
Other Registered Investment Companies:	3	522	0	0
Other Pooled Investment Vehicles:	14	72,353	0	0
Other Accounts:	9	3,929	0	0

*	Volter Bagriy became a Portfolio Manager of the Global Real Estate Index Fund effective April 26, 2024.

3.	The following information, as of March 31, 2024, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 125 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Volter Bagriy[13]	Global Real Estate Index Fund	None

[13]	Volter Bagriy became a Portfolio Manager of the Global Real Estate Index Fund effective April 26, 2024. Information provided is as of March 31, 2024.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI GRET (04/24)

NORTHERN FUNDS PROSPECTUS